SHARE CAPITAL - Disclosure of detailed information about outstanding RSUs (Details) - RSUs - Share	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)		586,459
Granted (in shares)		371,317
Exercised (in shares)	(64,751)	(59,138)
Cancelled/Forfeited (in shares)		(17,489)
Outstanding, Ending balance (in shares)	586,459	881,149